Bank Notes Payable (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Total	$ 2,556,768	$ 2,839,783
ICBC, due various dates from January 12, 2017 to June 29, 2017 [Member]
Short-term Debt [Line Items]
Total	1,564,479
ICBC, due various dates from January 17, 2016 to June 23, 2016 [Member]
Short-term Debt [Line Items]
Total		2,409,055
CMBC, due April8, 2017 and April 24, 2017 [Member]
Short-term Debt [Line Items]
Total	345,584
ABC, due various dates from March 28, 2017 to April 28, 2017 [Member]
Short-term Debt [Line Items]
Total	283,315
CITIC, due various dates from February 5, 2017 to June 27, 2017
Short-term Debt [Line Items]
Total	$ 363,390
CITIC, due various dates from January 28, 2016 to June 29, 2016
Short-term Debt [Line Items]
Total		$ 430,728